COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) site	Sep. 30, 2021 USD ($) site	Dec. 31, 2020 USD ($) site
Grant awarded from the BMGF	$ 3,300	$ 1,610	$ 1,610
Number of sites for equipping Hyperfine portable point-of-care MRI system | site	5	20	20
Deferred grant funding	$ 3,467	$ 3,467	$ 1,610
Contractual obligations			$ 100
Contractual obligations term, under the contract with its contract manufacturer and a research services agreement with an academic institution		12 months
Grant Awarded for Provision and Equipping	2,500
Grant Awarded for Personnel Costs		$ 350
Grant Awarded for Equipment Costs		450
Contract with contract manufacturer
Contractual obligations	2,620	2,620
Research services agreement
Contractual obligations	$ 40	$ 40